Restructuring Charges (Tables)	12 Months Ended		6 Months Ended
	Oct. 31, 2012 Restructuring Plan 2011 [Member]	Oct. 31, 2012 Restructuring Plan 2009 [Member]	Apr. 30, 2013 Restructuring Plan 2013 and 2011 [Member]
Activity and Liability Balances

Activity and liability balances recorded as part of the 2011 Plan are as follows:

In thousands	Workforce	Facility & Other	Total
Balance November 1, 2010	$—	$—	$—
Charged to expense	1,389	6,649	8,038
Cash payments	(313)	(417)	(730)

Balance November 1, 2011	$1,076	$6,232	$7,308
Charged to expense	9,721	3,881	13,602
Cash payments	(5,462)	(3,257)	(8,719)

Balance, October 31, 2012	$5,335	$6,856	$12,191

Activity and liability balances recorded as part of the 2009 Plan are as follows:

In thousands	Workforce	Facility & Other	Total
Balance November 1, 2009	$9,958	$3,951	$13,909
Charged to expense	8,339	1,676	10,015
Cash payments	(13,020)	(2,226)	(15,246)
Adjustments to accrual	(425)	—	(425)
Foreign currency translation	66	—	66

Balance, October 31, 2010	4,918	3,401	8,319
Charged to expense	816	232	1,048
Cash payments	(5,757)	(1,517)	(7,274)
Adjustments to accrual	—	(2,118)	(2,118)
Foreign currency translation	23	2	25

Balance, October 31, 2011	$—	$—	$—

Activity and liability balances recorded as part of the 2013 Plan and 2011 Plan were as follows:

In thousands	Workforce	Facility & Other	Total
Balance, November 1, 2010	$—	$—	$—
Charged to expense	1,389	6,649	8,038
Cash payments	(313)	(417)	(730)

Balance, October 31, 2011	$1,076	$6,232	$7,308

Charged to expense	9,721	3,881	13,602
Cash payments	(5,462)	(3,257)	(8,719)

Balance, October 31, 2012	$5,335	$6,856	$12,191

Charged to expense	3,744	1,618	5,362
Cash payments	(6,266)	(2,785)	(9,051)
Adjustments to accrual	—	(553)	(553)

Balance, April 30, 2013	$2,813	$5,136	$7,949